Quarterly Report
January 31, 2025
MFS®  Global Growth Fund
WGF-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Alcoholic Beverages – 1.2%
Kweichow Moutai Co. Ltd.	60,666	$12,058,208
Apparel Manufacturers – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	24,553	$17,690,812
NIKE, Inc., “B”	192,517	14,804,557
		$32,495,369
Automotive – 0.9%
Aptiv PLC (a)	145,780	$9,099,588
Broadcasting – 1.2%
Walt Disney Co.	107,155	$12,114,944
Brokerage & Asset Managers – 2.0%
Brookfield Asset Management Ltd.	169,674	$10,154,639
Charles Schwab Corp.	114,107	9,438,931
		$19,593,570
Business Services – 8.4%
Accenture PLC, “A”	78,199	$30,102,705
CGI, Inc.	128,836	15,187,994
Experian PLC	108,221	5,366,312
Fiserv, Inc. (a)	68,049	14,701,306
Thomson Reuters Corp.	9,577	1,609,379
TransUnion	158,767	15,757,625
		$82,725,321
Computer Software – 9.3%
Microsoft Corp.	146,447	$60,784,292
OBIC Co. Ltd.	288,000	8,576,375
Salesforce, Inc.	66,531	22,733,642
		$92,094,309
Computer Software - Systems – 3.8%
Apple, Inc.	92,206	$21,760,616
Capgemini	69,150	12,603,937
Samsung Electronics Co. Ltd.	89,219	3,182,159
		$37,546,712
Construction – 2.0%
Otis Worldwide Corp.	103,048	$9,832,840
Sherwin-Williams Co.	27,584	9,879,486
		$19,712,326
Consumer Products – 3.2%
Church & Dwight Co., Inc.	187,954	$19,832,906
Estée Lauder Cos., Inc., “A”	144,657	12,068,734
		$31,901,640
Electrical Equipment – 5.2%
Amphenol Corp., “A”	206,444	$14,612,106
Hubbell, Inc.	29,302	12,395,039
Schneider Electric SE	62,190	15,726,026
TE Connectivity PLC	61,768	9,139,811
		$51,872,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.4%
Analog Devices, Inc.	34,646	$7,341,141
NVIDIA Corp.	219,398	26,343,118
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	162,611	34,037,734
Texas Instruments, Inc.	27,315	5,042,622
		$72,764,615
Food & Beverages – 2.9%
McCormick & Co., Inc.	142,742	$11,023,965
Nestle S.A.	75,335	6,408,955
PepsiCo, Inc.	72,526	10,928,943
		$28,361,863
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	35,580	$9,110,971
General Merchandise – 1.1%
B&M European Value Retail S.A.	1,383,404	$5,540,452
Dollarama, Inc.	59,932	5,671,344
		$11,211,796
Insurance – 2.9%
Aon PLC	54,371	$20,161,854
Marsh & McLennan Cos., Inc.	38,572	8,365,496
		$28,527,350
Internet – 4.1%
Alphabet, Inc., “A”	93,579	$19,091,988
Gartner, Inc. (a)	21,266	11,543,823
NAVER Corp. (a)	70,189	10,401,590
		$41,037,401
Leisure & Toys – 2.7%
Electronic Arts, Inc.	37,299	$4,584,420
Tencent Holdings Ltd.	411,900	21,706,191
		$26,290,611
Machinery & Tools – 3.7%
Daikin Industries Ltd.	107,100	$12,619,073
Eaton Corp. PLC	52,169	17,030,048
Graco, Inc.	76,898	6,472,505
		$36,121,626
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	39,936	$7,950,459
Veeva Systems, Inc. (a)	18,979	4,427,041
		$12,377,500
Medical Equipment – 11.0%
Agilent Technologies, Inc.	149,334	$22,627,088
Becton, Dickinson and Co.	61,681	15,272,216
Boston Scientific Corp. (a)	141,058	14,438,697
Danaher Corp.	57,222	12,745,628
Mettler-Toledo International, Inc. (a)	9,555	13,037,224
STERIS PLC	76,809	16,947,906
Stryker Corp.	17,670	6,914,094
Thermo Fisher Scientific, Inc.	11,795	7,050,461
		$109,033,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 10.0%
Credicorp Ltd.	62,940	$11,524,314
HDFC Bank Ltd.	1,036,753	20,333,184
Julius Baer Group Ltd.	67,842	4,764,371
Mastercard, Inc., “A”	15,408	8,558,066
Moody's Corp.	25,435	12,703,256
Visa, Inc., “A”	121,420	41,501,356
		$99,384,547
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	59,166	$10,763,259
Railroad & Shipping – 2.1%
Canadian Pacific Kansas City Ltd.	262,147	$20,866,901
Restaurants – 0.6%
Starbucks Corp.	54,656	$5,885,358
Specialty Chemicals – 0.6%
Sika AG	23,253	$5,905,934
Specialty Stores – 2.0%
Ross Stores, Inc.	70,555	$10,622,761
TJX Cos., Inc.	71,844	8,965,413
		$19,588,174
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	78,713	$14,557,970
Cellnex Telecom S.A.	225,634	7,543,866
		$22,101,836
Utilities - Electric Power – 1.7%
CMS Energy Corp.	257,383	$16,987,278
Total Common Stocks		$977,535,303
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.41% (v)	10,564,383	$10,566,496

Other Assets, Less Liabilities – 0.1%		639,706
Net Assets – 100.0%		$988,741,505
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,566,496 and $977,535,303, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$697,292,294	$—	$—	$697,292,294
Canada	53,490,257	—	—	53,490,257
France	—	46,020,775	—	46,020,775
Taiwan	34,037,734	—	—	34,037,734
China	—	33,764,399	—	33,764,399
Japan	—	21,195,448	—	21,195,448
India	20,333,184	—	—	20,333,184
Switzerland	6,408,955	10,670,305	—	17,079,260
South Korea	—	13,583,749	—	13,583,749
Other Countries	11,524,314	29,213,889	—	40,738,203
Investment Companies	10,566,496	—	—	10,566,496
Total	$833,653,234	$154,448,565	$—	$988,101,799
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,272,356	$28,064,188	$27,770,538	$(1,441)	$1,931	$10,566,496
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$108,026	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
United States	71.7%
Canada	5.4%
France	4.7%
Taiwan	3.4%
China	3.4%
Japan	2.1%
India	2.1%
Switzerland	1.7%
South Korea	1.4%
Other Countries	4.1%